Subsequent events (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Feb. 07, 2023 USD ($) $ / shares shares	Sep. 26, 2022 shares	Mar. 22, 2022 USD ($)	Mar. 07, 2022 $ / shares shares	Feb. 15, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Feb. 15, 2023 ₪ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued		1,082,223		744,048
Price per common shares issued | $ / shares				$ 13.44
Number of share options granted						320,775	53,970	182,054
Proceeds from issuance of shares and warrants, net | $			$ 8,653			$ 38,380	$ 0	$ 0
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued	1,964,286
Price per common shares issued | $ / shares	$ 14
Proceeds from issuance of shares and warrants, net | $	$ 27,500
Subsequent Events [Member] | Employees, officers, board members, CEO and consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price per share | ₪ / shares									₪ 13.32
Number of share options granted					199,100
Vesting period					1-4 years
Total value of stock option | $					$ 1,600
Subsequent Events [Member] | Restricted Shares Units [Member] | Employees, officers, board members, CEO and consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of RSUs granted					20,150